Restatement of Previously Issued Financial Statements - Schedule of Restatement on Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts payable	$ 52,837	$ 65,740
Due to related party	7,990
Derivative liability	295,800	19,700
Stockholders' deficit	(481,627)	(210,440)	$ (203,632)
Net loss for the year end	(271,187)	(6,808)
As Previously Reported [Member]
Accounts payable
Due to related party
Derivative liability
Stockholders' deficit	125,000	125,000	125,000
Net loss for the year end
Correction of Errors [Member]
Accounts payable	52,837	65,740
Due to related party	7,990
Derivative liability	295,800	19,700
Stockholders' deficit	356,627	85,540	$ 78,632
Net loss for the year end	$ 271,187	$ 6,808